Fair Value Measurements	12 Months Ended
Dec. 31, 2022
Fair Value Measurements
Fair Value Measurements

22.Fair Value Measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described, as follows, based on the lowest-level input that is significant to the fair value measurement as a whole:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

Level 3 — Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity). The fair value hierarchy gives the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs.

Assets and Liabilities Measured at Fair Value

The Company’s fair values of financial assets and liabilities were as follows:

	Carrying Value		December 31, 2022
	Fair value through
	profit or loss	Amortized cost	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Cash and cash equivalents	$—	$7,952	$—	$—	$—	$7,952
Restricted cash	—	938	—	—	—	938
Receivables	—	3,079	—	—	—	3,079
Marketable securities	433	—	433	—	—	433
	$433	$11,969	$433	$—	$—	$12,402
Liabilities:
Accounts payable and accrued liabilities	$—	$20,164	$—	$—	$—	$20,164
Long-term government loan payable	—	3,777	—	—	—	3,558
Convertible notes payable [1]	—	25,662	—	—	—	25,662
Financial derivative liability – Convertible Notes [1]	6,674	—	—	—	6,674	6,674
Other financial derivative liability	1,271	—	—	—	1,271	1,271
	$7,945	$49,603	$—	$—	$7,945	$57,329

	Carrying Value		December 31, 2021
	Fair value through
	profit or loss	Amortized cost	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Cash and cash equivalents	$—	$58,626	$—	$—	$—	$58,626
Restricted cash	—	938	—	—	—	938
Receivables	—	957	—	—	—	957
Marketable securities	1,768	—	1,768	—	—	1,768
	$1,768	$60,521	$1,768	$—	$—	$62,289
Liabilities:
Accounts payable and accrued liabilities	$—	$4,708	$—	$—	$—	$4,708
Long-term government Loan payable	—	745	—	—	—	745
Long-term convertible notes payable [1]	—	22,541	—	—	—	22,541
Financial derivative liability – convertible notes [1]	37,715	—	—	—	37,715	37,715
	$37,715	$27,994	$—	$—	$37,715	$65,709

[1] Per Note 20, fair value of convertible notes payable at December 31, 2022 is estimated as $46,292 (December 31, 2021 - $46,526) utilizing a discounted cash flow calculation based on cash interest and principal payments and a 9% interest rate which would expected to be achieved on a standard debt arrangement.

Valuation techniques

A)	Marketable securities

Marketable securities are included in Level 1 as these assets are quoted on active markets.

B)	Financial Derivative Liability – Convertible Notes

The fair value of the embedded derivative on convertible notes (Note 13) as at December 31, 2022 was $6,674 (December 31, 2021 - $37,715) and is accounted for at FVTPL. The valuation is derived by a finite difference method, whereby the convertible debt as a whole is viewed as a hybrid instrument consisting of two components, an equity component (i.e., the conversion option) and a debt component, each with different risk. These two risks result in a pair of coupled partial differential equations and are solved simultaneously to calculate the value of the debt and equity components of the convertible bond. The key inputs in the valuation include risk-free rates, share price, equity volatility, and credit spread.  As there are significant unobservable inputs used in the valuation, the financial derivative liability is included in Level 3.

Methodologies and procedures regarding Level 3 fair value measurements are determined by the Company’s management. Calculation of Level 3 fair values is generated based on underlying contractual data as well as observable and unobservable inputs. Development of unobservable inputs requires the use of significant judgment. To ensure reasonability, Level 3 fair value measurements are reviewed and validated by the Company’s management. Review occurs formally on a quarterly basis or more frequently if review and monitoring procedures identify unexpected changes to fair value.

While the Company considers its fair value measurements to be appropriate, the use of reasonably alternative assumptions could result in different fair values. On a given valuation date, it is possible that other market participants could measure a same financial instrument at a different fair value, with the valuation techniques and inputs used by these market participants still meeting the definition of fair value. The fact that different fair value measurements exist reflects the judgment, estimates and assumptions applied as well as the uncertainty involved in determining the fair value of these financial instruments.

The fair value of the embedded derivative (Note 13) has been estimated as at December 31, 2022 based on significant unobservable inputs which are equity volatility and credit spread. The Company used an equity volatility of 54% (December 31, 2021 – 60%). If the Company had used an equity volatility that was higher or lower by 10%, the potential effect would be an increase of $1,708 (December 31, 2021 - $1,773) or a decrease of $1,545 (December 31, 2021 - $1,999) to the fair value of the embedded derivative. The Company used a credit spread of 30.5% (December 31, 2021 – 25.6%). If the Company had used a credit spread that was higher or lower by 5%, the potential effect would be an increase of $474 (December 31, 2021 - $1,320) or a decrease of $352 (December 31, 2021 - $1,584) to the fair value of embedded derivative (Note 13).

C)	Other Financial Derivative Liability

The fair value of the embedded derivative on Warrants issued in foreign currency (Note 16) as at December 31, 2022 was $1,271 (December 31, 2021 - $nil) and is accounted for at FVTPL. The valuation of warrants where the strike price is in US dollar and the warrants can be exercised at a time prior to expiry, the Company uses a Monte Carlo Simulation Model to better model the variability in exercise dates. The key inputs in the valuation include risk-free rates and equity volatility.   As there are significant unobservable inputs used in the valuation, the financial derivative liability is included in Level 3.

The Company used an equity volatility of 62.85% (December 31, 2021 – nil). If the Company had used an equity volatility that was higher or lower by 10%, the potential effect would be an increase of $163 (December 31, 2021 - $nil) or a decrease of $366 (December 31, 2021 - $nil) to the fair value of the embedded derivative.